Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 7. Property and Equipment

Property, plant and equipment consisted of the following at December 31:

	2020	2019

Equipment	$647	$630
Furniture and fixtures	91	45
Computers	30	30
Software	359	346
Vehicles	622	559
Leasehold improvements	170	164
	1,919	1,774
Less accumulated depreciation	(1,340)	(934)

Property and equipment, net	$579	$840

Depreciation expense on property and equipment, was $406 and $265 for the years ended December 31, 2020, and 2019, respectively.